Related party transactions	6 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions The group’s significant related parties are its associates, joint ventures, key management personnel and post employment benefit plans. In October 2022 Diageo plc provided an interim credit facility of £1.0 billion to Diageo Pension Trust Limited, split into two separate agreements of £150 million for the Diageo Lifestyle Plan and £850 million for the Diageo Pension Scheme, to support temporary liquidity challenges until 29 December 2022. Subsequently, the Diageo Pension Scheme agreement was extended to 29 June 2023. At 31 December 2022, the outstanding balance due from the scheme under the credit facility was £nil. The movements in the credit facility are included in movements in loans and other investments on the consolidated statement of cash flows.There were no transactions with related parties during the six months ended 31 December 2022 on terms other than those that prevail in arm’s length transactions.